Note 4 - Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Operating Leases, Rent Expense, Net	$ 464	$ 515	$ 529